ALPS VARIABLE INSURANCE TRUST

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 3, 2010

Mr. Jeff Foor

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

ALPS Variable Insurance Trust (the “Registrant”)

1933 Act File No. 333-146716

1940 Act File No. 811-22133

Post-Effective Amendment No. 3 to 1933 Act Registration Statement

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective May 1, 2010, do not differ from those filed in the Post-Effective Amendment No. 3 on April 1, 2010, which was filed electronically.

Sincerely,

/s/ Jennifer A. Craig

Secretary

Enclosure

cc:

Peter H. Schwartz, Esq.

   Davis Graham & Stubbs LLP